Debentures - Schedule of Exposure Premium Fair Value Considers a Cap for the Liquidity Event or Early Redemption According (Details)	12 Months Ended
Dec. 31, 2023
From May 14, 2021 (inclusive) to May 14, 2022 (exclusive) [Member]
Schedule of Exposure Premium Fair Value [Line Items]
Cap Applied to Total Debentures Outstanding (%)	35.00%
From May 14, 2022 (inclusive) to May 14, 2023 (exclusive) [Member]
Schedule of Exposure Premium Fair Value [Line Items]
Cap Applied to Total Debentures Outstanding (%)	40.00%
From May 14, 2023 (inclusive) to May 14, 2024 (exclusive) [Member]
Schedule of Exposure Premium Fair Value [Line Items]
Cap Applied to Total Debentures Outstanding (%)	45.00%
From May 14, 2024 (inclusive) to May 14, 2031 [Member]
Schedule of Exposure Premium Fair Value [Line Items]
Cap Applied to Total Debentures Outstanding (%)	50.00%